Schedule of Marketable Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 7,599	$ 7,982
Gross Unrealized Gains	35	16
Gross Unrealized Losses	(451)	(470)
Estimated Fair Value	7,183	7,528
Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	2,529	2,123
Gross Unrealized Gains	9	6
Gross Unrealized Losses	(171)	(160)
Estimated Fair Value	2,367	1,969
US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	530	400
Gross Unrealized Gains	3	9
Gross Unrealized Losses
Estimated Fair Value	533	409
Mutual Fund [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	4,540	5,459
Gross Unrealized Gains	23	1
Gross Unrealized Losses	(280)	(310)
Estimated Fair Value	$ 4,283	$ 5,150